SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating losses	$ (3,752)	$ (3,925)
Negative working capital	26,851
Net carrying amount of right of use asset	0		$ 2
Property and equipment, net	14,000		10,239
Acquisition of intangible assets	136	0
Amortization of Intangible Assets	54
Deferred revenue	7,217		$ 7,292
Revenue remaining performance obligation	5,025
Contract with customer, asset, net	$ 5,253
VAT rate	6.00%
Cost of non-deductible input VAT that generated in prior years	$ 7	66
Advertising expenses	0	$ 0
Unrecognised tax benefit	0			$ 11,065
Office space
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, net	$ 8,593
PRC Tax Administration and Collection Law
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating loss carryforwards, limitations on use	According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100 thousand. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.
Hong Kong Inland Revenue Department
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating loss carryforwards, limitations on use	According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.
Minimum | Investee Companies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage	20.00%
Maximum | Investee Companies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage	50.00%